Segments and Geographic Information	11 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information

Segment Information

Our chief operating decision maker ("CODM") is our Chief Executive Officer. Our business is organized into two segments: Domestic (which is comprised of all operations within the U.S. and its territories) and International (which is comprised of all operations outside the U.S. and its territories). Our CODM has ultimate responsibility for enterprise decisions. Our CODM determines, in particular, resource allocation for, and monitors performance of, the consolidated enterprise, the Domestic segment and the International segment. Segment managers for the Domestic segment and the International segment have responsibility for operating decisions, allocating resources and assessing performance within their respective segments. Our CODM relies on internal management reporting that analyzes enterprise and segment results to the operating income level.

We do not aggregate our operating segments, so our operating segments also represent our reportable segments. The accounting policies of the segments are the same as those described in Note 1, Summary of Significant Accounting Policies.

The following tables present our business segment information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Revenue
Domestic	$33,343	$37,615	$37,070
International	6,605	7,861	7,362
Total revenue	$39,948	$45,476	$44,432
Percentage of revenue, by revenue category
Domestic:
Consumer Electronics	33%	36%	37%
Computing and Mobile Phones	44%	40%	37%
Entertainment	10%	12%	14%
Appliances	6%	5%	5%
Services	6%	6%	6%
Other	1%	1%	1%
Total	100%	100%	100%
International:
Consumer Electronics	31%	34%	35%
Computing and Mobile Phones	39%	36%	34%
Entertainment	8%	8%	10%
Appliances	17%	17%	16%
Services	5%	5%	5%
Other	< 1%	< 1%	< 1%
Total	100%	100%	100%

	11-Month	12-Month
	2013	2012	2011
Operating income (loss)
Domestic	$734	$1,964	$2,210
International(1)	(850)	236	70
Total operating income (loss)	(116)	2,200	2,280
Other income (expense)
Gain on sale of investments	—	55	—
Investment income and other	20	22	28
Interest expense	(100)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247
Assets
Domestic	$10,874	$9,592	$9,610
International	5,913	6,413	8,239
Total assets	$16,787	$16,005	$17,849
Capital expenditures
Domestic	$488	$488	$481
International	217	278	263
Total capital expenditures	$705	$766	$744
Depreciation
Domestic	$561	$612	$615
International	233	267	261
Total depreciation	$794	$879	$876

(1)	Included within our International segment's operating loss for fiscal 2013 (11-month) is a $819 million goodwill impairment charge.

Geographic Information

The following tables present our geographic information in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Net sales to customers
United States	$33,343	$37,615	$37,070
Europe	—	—	—
Canada	4,818	5,635	5,469
China	1,574	2,069	1,779
Other	213	157	114
Total revenue	$39,948	$45,476	$44,432
Long-lived assets
United States	$2,404	$2,507	$2,741
Europe	352	352	438
Canada	341	432	474
China	142	161	147
Other	31	19	23
Total long-lived assets	$3,270	$3,471	$3,823